STOCK BASED COMPENSATION (Details)	12 Months Ended
Dec. 31, 2020 shares
Number of options outstanding
2018 Equity incentive plan	7,401,677
Options granted not part of a shareholder approved plan	2,200,000
December 31, 2020	9,601,677